Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]:
Credit Facility	$ 722,219	$ 767,164
Costis Maritime Corporation and Christos Maritime Corporation	105,000	109,500
Mas Shipping Co	51,000	54,750
Montes Shipping Co and Kelsen Shipping Co	96,000	102,000
Marathos Shipping Inc	0	0
Capetanissa Maritime Corporation	57,500	60,000
Rena Maritime Corporation	55,000	57,500
Bullow Investments Inc	0	0
Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	0	0
Costamare Inc.	97,043	103,986
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	89,247	32,199
Costamare Inc.	133,700	53,480
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	122,240	61,120
Raymond Shipping Co. and Terance Shipping Co.	99,320	45,840
Costamare Inc.	111,350	114,350
Total Term Loans	1,017,400	794,725
Total	1,739,619	1,561,889
Less-current portion	(192,033)	(162,169)
Long-term Portion	$ 1,547,586	$ 1,399,720